Loss per share (Tables)	12 Months Ended
Oct. 31, 2018
Earnings per share [abstract]
Disclosure of detailed information about basic and diluted loss per share
Numerator	2018	2017	2016
Loss attributable to common shareholders	$(2,362,239)	$(4,346,200)	$(6,805,535)
Loss used in computation of basic and diluted loss per	$(2,362,239)	$(4,346,200)	$(6,805,535)

Denominator	2018	2017	2016
Weighted average number of common shares for computation of basic and diluted loss per share	237,242,674	207,131,781	199,572,966